Derivative Liabilities (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
DerivativeLiabilitiesDetailsAbstract
Beginning Balance	$ 23,550	$ 529,583	$ 0
(Asher Enterprise)			190,298
(Other Convertible Notes)			377,248
Change in fair value	(1,485,720)		(59,798)
ASC 815-15 addition (Asher)		190,298
ASC 815-15 addition (other)		377,248
ASC 815-15 addition (Warrants)		21,143
ASC 815-15 deletion (Asher)		(216,025)
ASC 815-15 deletion (other)		(605,101)
Ending Balance		$ 23,550	$ 529,583